Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Accrued Expenses and Other Liabilities
17.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Accrued expenses	7,856	14,424	2,383
Salaries and welfare payable	29,889	43,687	7,216
Business and other taxes payable	8,804	12,617	2,084
Unrecognized tax positions (note 26)	31,591	49,355	8,153
Other accruals	13,900	25,611	4,231
Notes payable	—	795	131

	92,040	146,489	24,198